TRADING ASSETS AND LIABILITIES (Details) $ in Millions, $ in Millions	Dec. 31, 2018 USD ($) [1]	Dec. 31, 2018 COP ($)	Dec. 31, 2017 COP ($)
Trading assets
Debt securities		$ 3,762,978	$ 2,650,536
Equity securities		2,672,648	2,149,160
Derivative assets		768,686	328,392
Trading assets	$ 2,216.9	7,204,312	5,128,088	[2]
Trading liabilities
Derivative liabilities	$ 249.7	811,305	298,665	[2]
Trading liabilities		811,305	298,665
Total trading assets and liabilities net		$ 6,393,007	$ 4,829,423

[1]	See note 2.4, “convenience translation into U.S. dollars”.
[2]	See note 2.32, Changes in presentation.